Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST X
Central Index Key	dei_EntityCentralIndexKey	0000783740
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 22, 2011
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2011
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDAX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDBX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDCX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDIX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | W
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDWX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDDX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDEX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDFX
MFS Emerging Markets Debt Fund (Prospectus Summary) | MFS Emerging Markets Debt Fund | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MEDGX